Related party transactions and Directors' remuneration - Bank's financial statement (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets	£ 1,059,731	£ 876,672	£ 877,700
Liabilities	£ 1,006,021	£ 826,057